Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Environmental Credits and Environmental Credit Obligations
Environmental Credits and Environmental Credit Obligations. In May 2026, the FASB issued ASU 2026-02, “Environmental Credits and Environmental Credit Obligations” (Topic 818). This guidance establishes recognition, measurement, presentation and disclosure requirements for all entities that generate, purchase, or receive environmental credits or have a regulatory compliance obligation that may be settled with environmental credits. This guidance is required to be adopted by the Company in the first quarter of 2028 on a retrospective basis. The Company is evaluating the impact this guidance may have on the consolidated financial statements.

Segmental Reporting
Segmental reporting. The Company transports dry bulk cargoes along global shipping routes through the ownership and operation of dry bulk vessels. The Company has identified its Chairwoman and Chief Executive Officer as the Chief Operations Decision Maker (“CODM”) in accordance with ASC 280 “Segment Reporting.” The CODM manages the business on a consolidated basis and uses the net loss as reported on the consolidated statements of loss to allocate resources, make operating decisions and assess performance, without discrete financial information for each charter type, customer, vessel or vessel type. The Company’s vessels serve the same type of customers, have similar operations and maintenance requirements, operate in the same regulatory environment, and are subject to similar economic characteristics. Also, when the Company charters a vessel, the charterer is generally free to trade such vessel worldwide or within broad geographical limits and, therefore, the disclosure of geographical information is impracticable. As a result, the Company has identified one single reportable segment and the assets of such segment are presented under the caption “Total Assets” in the consolidated balance sheets. The significant expense category of the Company’s sole reportable segment is vessel operating expenses as reported on the consolidated statements of loss. Based on the principles of ASC 280 “Segment Reporting,” the Company believes that disaggregating into more than one reportable segment, would not be meaningful or informative.

Investments in Equity Securities
Investments in Equity Securities. The Company accounts for equity investments in which it does not have a controlling financial interest, and over which it cannot exercise significant influence, in accordance with ASC 321 “Investments—Equity Securities.” For equity investments that do not have readily determinable fair values (such as privately held consortiums or joint ventures where the Company’s interest is purely passive), the Company has elected to apply the measurement alternative as per ASC 321-10-35-2. Under this alternative, these investments are initially recorded at cost and subsequently measured at cost, less any impairment. If the Company identifies observable price changes in orderly transactions for the identical or a similar investment of the same issuer, it measures its equity investment at fair value in accordance with ASC 820 as of the date that the observable transaction occurred, with the corresponding gain or loss recognized in the consolidated statements of loss. At each reporting date, the Company reassesses whether an investment continues to qualify for the measurement alternative. Dividend income from these investments is recognized in the consolidated statements of loss when the Company’s right to receive payment is established, provided it represents a return on investment rather than a return of capital. The investment is presented in the accompanying unaudited interim consolidated balance sheet as of June 30, 2026 under the caption “Investment in equity securities”.

On May 22, 2026, the Company’s Board of Directors approved the Company’s non-controlling participation in the acquisition of a 2,000 TEU geared container feeder with high reefer capacity, built in 2008. The Company invested $488 in exchange for a 4.7% equity interest in the common stock of the entity that acquired the vessel. The Company also incurred directly attributable acquisition costs of $5. Accordingly, the investment was initially measured at cost of $493.

Impairment of Investments in Equity Securities
Impairment of investments in equity securities. The Company assesses its investments in equity securities for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable. This assessment considers various factors, including the economic and regulatory environment, the operational performance of the underlying assets, and the overall financial condition of the investee. If qualitative indicators suggest that the fair value of the investment is less than its carrying amount, the Company estimates the fair value of the investment and recognizes an impairment loss in the consolidated statements of loss equal to the difference between the carrying value and the estimated fair value. The Company assessed that there were no adverse events or changes in circumstances between the investment date and June 30, 2026 that would indicate that the investment was impaired.

Revenue, Net
Revenue, net. For the six-month periods ended June 30, 2026 and 2025, all of the Company’s revenue derived from lease contracts where the Company is the lessor. During the same periods, the Company’s major charterers that individually accounted for more than 10% of the Company’s revenue, were as follows:

	% of Company’s revenue during the six-month periods ended
Charterer	June 30, 2026	June 30, 2025
A	—	99%
B	60%	—
C	22%	—
D	18%	—

Treasury Stock
Treasury stock. Repurchases of the Company’s common shares are accounted for under the cost method. The cost of common shares repurchased is recorded as treasury stock and presented as a reduction of shareholders’ equity. Treasury shares are considered issued but not outstanding and are excluded from the computation of basic and diluted loss per common share from the date of repurchase. The Company has elected to use the weighted average cost method to determine the cost of treasury shares upon any subsequent reissuance or retirement. The Company does not recognize gains or losses in the consolidated statements of loss from transactions involving its own shares. Differences between the weighted average cost of treasury shares and the proceeds received upon any subsequent reissuance are recorded within additional paid-in capital or accumulated deficit, as applicable. The Company considers the applicable corporate law provisions relating to the acquisition and holding of treasury shares. The acquisition and holding of treasury shares did not result in a restriction of retained earnings or accumulated deficit for the payment of dividends and did not have any other effect of a significant nature.